Investment Objectives and Goals	Apr. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND (TEFQX)
Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Firsthand Technology Opportunities Fund seeks long-term growth of capital.
Firsthand Alternative Energy Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Firsthand Alternative Energy Fund seeks long-term growth of capital.